Unit-Based Compensation (Details) - Schedule of unit option activity	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule of Unit Option Activity [Abstract]
Number of Options Outstanding, Beginning Balance (in Shares) | shares	3,043,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 1
Weighted Average Remaining Contractual Term (Years) Outstanding Beginning Balance	6 years 4 months 24 days
Aggregate Intrinsic Value (000’s) Outstanding, Beginning Balance (in Dollars) | $	$ (791,180)
Number of Options, Ending Balance (in Shares) | shares	3,353,000
Weighted Average Exercise Price, Ending Balance	$ 1.63
Weighted Average Remaining Contractual Term (Years), Ending Balance	8 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Ending Balance (in Dollars) | $	$ 10,643,900
Number of Options, Exercisable during period (in Shares) | shares	1,195,550
Weighted Average Exercise Price, Exercisable during period	$ 1
Weighted Average Remaining Contractual Term (Years), Exercisable during period	8 years 8 months 15 days
Aggregate Intrinsic Value (000’s), Exercisable during period (in Dollars) | $	$ 4,543,090
Number of Options, Granted (in Shares) | shares	550,000
Weighted Average Exercise Price, Granted	$ 4.81
Weighted Average Remaining Contractual Term (Years), Granted	9 years 10 months 24 days
Aggregate Intrinsic Value (000’s), Granted (in Dollars) | $
Number of Options, Exercised (in Shares) | shares	(5,500)
Weighted Average Exercise Price, Exercised	$ 1
Weighted Average Remaining Contractual Term (Years), Exercised	8 years 8 months 12 days
Aggregate Intrinsic Value (000’s), Exercised (in Dollars) | $
Number of Options, Forfeited/Cancelled (in Shares) | shares	(234,500)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 1
Weighted Average Remaining Contractual Term (Years), Forfeited/Cancelled	8 years 8 months 12 days
Aggregate Intrinsic Value (000’s), Forfeited/Cancelled